Share Capital, Share Premium and Shares Held in Treasury - Summary of Called up Share Capital Issued and Fully Paid (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2016 EUR (€) shares
Disclosure of classes of share capital [line items]
At start of year | £	£ 224,000,000		£ 226,000,000
At end of year | £	£ 290,000,000		£ 224,000,000		£ 226,000,000
Cancellation of ordinary shares on completion of the corporate simplification	(3,500,000)	(3,500,000)
Cancellation of treasury shares on completion of the corporate simplification	(70,100,000)	(70,100,000)
Cancellation of ordinary shares on completion of the corporate simplification | €		€ (65)
Cancellation of treasury shares on completion of the corporate simplification | €		€ (5)
RELX PLC [member]
Disclosure of classes of share capital [line items]
At start of year	1,123,682,106	1,123,682,106	1,144,122,623	1,144,122,623
Issue of ordinary shares	1,580,885	1,580,885	2,019,483	2,019,483
Issue of ordinary shares in exchange for RELX NV shares	930,780,110	930,780,110
Cancellation of shares	(45,000,000)	(45,000,000)	(22,460,000)	(22,460,000)	(33,700,000)	(33,700,000)
At end of year	2,011,043,101	2,011,043,101	1,123,682,106	1,123,682,106	1,144,122,623	1,144,122,623
At start of year | £	£ 162,000,000		£ 165,000,000
Issue of ordinary shares in exchange for RELX NV shares | £	134,000,000
Cancellation of shares | £	(6,000,000)		(3,000,000)
At end of year | £	£ 290,000,000		£ 162,000,000		£ 165,000,000
RELX NV [member]
Disclosure of classes of share capital [line items]
At start of year	999,961,098	999,961,098	1,019,893,404	1,019,893,404
Issue of ordinary shares	888,128	888,128	2,067,694	2,067,694
At end of year			999,961,098	999,961,098	1,019,893,404	1,019,893,404
At start of year | €		€ 70		€ 71
Cancellation of shares			£ (22,000,000)	(1)
At end of year | €				€ 70		€ 71
Cancellation of ordinary shares on completion of the corporate simplification	(930,780,110)	(930,780,110)
Cancellation of treasury shares on completion of the corporate simplification	(70,069,116)	(70,069,116)